Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 19,466	¥ 14,080